Schedule of Principal Maturities of Notes Payable (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Remaining Period	$ 3,645
Year one	15,044	$ 51,657
Year two	15,813	27,631
Year three	9,595	15,813
Year four		9,595
Total	$ 44,097	$ 104,696